Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Year-end RMB [Member]
Foreign Currency Exchange Rate, Translation	6.9692	6.8787
Average Yearly RMB [Member]
Foreign Currency Exchange Rate, Translation	6.9072	6.6079	6.7561